Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment
Amount at beginning of the year	R 233,549	R 167,457
Additions	2,362	2,720	R 6,992
Additions, to sustain existing operations	2,131	2,401
Additions, to expand operations	231	319
Net reclassification (to)/from other assets	137	(390)
Reduction in rehabilitation provisions capitalised (note 35)	(183)	(1)
Projects capitalised	127,949	96,084
Reclassification to held for sale	(64,216)	(503)
Translation of foreign operations	26,924	(64)
Disposal and scrapping / Terminations	(776)	(708)
Current year depreciation charge	(19,827)	(17,535)
Net impairment of property, plant and equipment	(94,032)	(13,511)
Amount at ending of the year	204,470	233,549	167,457
Cost
Property, plant and equipment
Amount at beginning of the year	418,754	328,336
Amount at ending of the year	437,921	418,754	328,336
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(185,205)	(160,879)
Amount at ending of the year	(233,451)	(185,205)	(160,879)
Land
Property, plant and equipment
Amount at beginning of the year	4,202	2,744
Additions	34	6
Additions, to sustain existing operations	34	6
Net reclassification (to)/from other assets	(11)	(6)
Projects capitalised	920	1,452
Reclassification to held for sale	(112)	(8)
Translation of foreign operations	842	36
Disposal and scrapping / Terminations	(268)	(22)
Net impairment of property, plant and equipment	(10)
Amount at ending of the year	5,591	4,202	2,744
Land | Cost
Property, plant and equipment
Amount at beginning of the year	4,403	3,036
Amount at ending of the year	5,844	4,403	3,036
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(201)	(292)
Amount at ending of the year	(253)	(201)	(292)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	15,434	8,537
Additions	59	395
Additions, to sustain existing operations	42	76
Additions, to expand operations	17	319
Net reclassification (to)/from other assets	(295)	19
Projects capitalised	3,035	7,281
Reclassification to held for sale	(2,350)	(57)
Translation of foreign operations	2,091	4
Disposal and scrapping / Terminations	(6)	(90)
Current year depreciation charge	(720)	(643)
Net impairment of property, plant and equipment	(3,819)	(12)
Amount at ending of the year	11,954	15,434	8,537
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	23,034	15,652
Amount at ending of the year	21,418	23,034	15,652
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(7,600)	(7,115)
Amount at ending of the year	(9,464)	(7,600)	(7,115)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	185,235	127,336
Additions	1,039	959
Additions, to sustain existing operations	825	959
Additions, to expand operations	214
Net reclassification (to)/from other assets	447	(97)
Reduction in rehabilitation provisions capitalised (note 35)	(23)	(1)
Projects capitalised	120,616	83,768
Reclassification to held for sale	(61,754)	(438)
Translation of foreign operations	23,761	(182)
Disposal and scrapping / Terminations	(484)	(547)
Current year depreciation charge	(15,816)	(13,607)
Net impairment of property, plant and equipment	(90,203)	(11,956)
Amount at ending of the year	156,882	185,235	127,336
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	316,548	239,262
Amount at ending of the year	325,837	316,548	239,262
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(131,313)	(111,926)
Amount at ending of the year	(168,955)	(131,313)	(111,926)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	28,678	28,840
Additions	1,230	1,360
Additions, to sustain existing operations	1,230	1,360
Net reclassification (to)/from other assets	(4)	(306)
Reduction in rehabilitation provisions capitalised (note 35)	(160)
Projects capitalised	3,378	3,583
Translation of foreign operations	230	78
Disposal and scrapping / Terminations	(18)	(49)
Current year depreciation charge	(3,291)	(3,285)
Net impairment of property, plant and equipment		(1,543)
Amount at ending of the year	30,043	28,678	28,840
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	74,769	70,386
Amount at ending of the year	84,822	74,769	70,386
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(46,091)	(41,546)
Amount at ending of the year	(54,779)	(46,091)	R (41,546)
Transfer of finance leases on application of IFRS 16
Property, plant and equipment
Amount at beginning of the year	(7,417)
Amount at ending of the year		(7,417)
Transfer of finance leases on application of IFRS 16 | Land
Property, plant and equipment
Amount at beginning of the year	(6)
Amount at ending of the year		(6)
Transfer of finance leases on application of IFRS 16 | Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	(1,475)
Amount at ending of the year		(1,475)
Transfer of finance leases on application of IFRS 16 | Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	(5,936)
Amount at ending of the year		(5,936)
After application of IFRS 16
Property, plant and equipment
Amount at beginning of the year	226,132
Amount at ending of the year		226,132
After application of IFRS 16 | Land
Property, plant and equipment
Amount at beginning of the year	4,196
Amount at ending of the year		4,196
After application of IFRS 16 | Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	13,959
Amount at ending of the year		13,959
After application of IFRS 16 | Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	179,299
Amount at ending of the year		179,299
After application of IFRS 16 | Mineral assets
Property, plant and equipment
Amount at beginning of the year	R 28,678
Amount at ending of the year		R 28,678